Share-Based Compensation - Additional Information (Details)						1 Months Ended							12 Months Ended
	Nov. 01, 2021 USD ($)	Nov. 12, 2020 shares	Jan. 16, 2019 CNY (¥) shares	Jan. 12, 2018 Installment ¥ / shares shares	Mar. 09, 2015 shares	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥) shares	Oct. 31, 2020 $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares shares	Mar. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) Installment shares	Dec. 31, 2021 USD ($) Installment $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | ¥						¥ 48,683,000							¥ 101,303,000		¥ 133,975,000	¥ 46,122,000
Unrecognized compensation expense | ¥						208,844,000							¥ 280,092,000		¥ 208,844,000
Weighted-average period for unrecognized compensation expense to be recognized													3 years 5 months 15 days	3 years 5 months 15 days	3 years 10 months 9 days
Payment for Repurchase of Vested Options | ¥													¥ 0		¥ 528,000	1,355,000
Weighted average exercise price, Granted | $ / shares														$ 0.0014
2015 Share Option Plan | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares					59,899,375
Options vesting period					5 years
2015 Share Option Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period					2 years
2018 Share Option Plan | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares				25,703,602
2020 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amount of stock repurchase plan authorized. | $	$ 10,000,000
Stock repurchase program, period	12 months
Stock repurchase program, shares repurchased | shares													0	0
2020 Share Incentive Plan | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares		20,521,221
Annual increase, percentage of issued and outstanding shares		2.00%
2020 Share Incentive Plan | Maximum [Member] | Modification of Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option exercise price | $ / shares																		$ 0.0014
Incremental costs | ¥												¥ 239,044,000
Incremental costs for options exercisable after completion of IPO | ¥												84,648,000
Incremental costs | ¥												154,396,000
Compensation expense | ¥												¥ 39,766,000
Restricted Share Purchase Agreement With Shareholding Platform | Employee Benefit Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | ¥													¥ 93,911,000		¥ 44,625,000
Weighted-average period for unrecognized compensation expense to be recognized													2 years 7 months 6 days	2 years 7 months 6 days	3 years 4 months 17 days
Number of shares granted | shares								32,855,200			32,855,200
Weighted average exercise price, Granted | $ / shares								$ 0.0014			$ 0.0014
Unrecognized compensation costs | ¥						¥ 331,840,000							¥ 173,888,000		¥ 331,840,000
Restricted Share Purchase Agreement With Founder
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | ¥									¥ 36,732,000						¥ 140,706,000	¥ 46,968,000
Stock repurchase program number of shares authorized to be repurchased | shares									4,135,320	4,135,320
Total consideration									¥ 105,644,000	$ 14,953,000
Consideration per share | $ / shares										$ 3.6159
Restricted Share Purchase Agreement With Founder | Series D Preferred Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average period for unrecognized compensation expense to be recognized													4 years	4 years
Number of shares granted | shares													7,528,956	7,528,956
Ordinary shares issued | shares													25,449,238	25,449,238
Common stock, par value | $ / shares																	$ 0.0001
Ordinary shares issued to replace previously granted nonvested options which were cancelled | shares													17,920,282	17,920,282
Number of equal monthly installments starting from grant date | Installment													48	48
Repurchase right, minimum equity valuation prior to trade | $														$ 1,200,000,000
Repurchase right, minimum equity valuation prior to equity financing | $														$ 1,200,000,000
Restricted Share Purchase Agreement With Founder | Series E Convertible Redeemable Preferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted | shares				12,851,801
Unrecognized compensation costs | ¥			¥ 42,910,000
Common stock, par value | ¥ / shares				¥ 0.0001
Number Of Equal Installments | Installment				3
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Waived By Founder | shares			4,283,934
Restricted Share Purchase Agreement With Founder | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted | shares							5,130,305
Sale of stock, consideration received on transaction | ¥							¥ 0